Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Parenthetical) (Detail) $ in Thousands, ₱ in Millions	Apr. 01, 2021 USD ($)	Jan. 31, 2017 USD ($)	Mar. 22, 2016 USD ($)	Dec. 31, 2025 PHP (₱)	Dec. 31, 2024 PHP (₱)
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts | ₱				₱ 295,048	₱ 281,586
NTT TC Leasing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts		$ 25,000	$ 25,000
Line of credit facility maturity date		Mar. 27, 2024	Mar. 22, 2016
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Service fee	$ 220